ACQUISITIONS - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands			3 Months Ended								9 Months Ended	12 Months Ended
	Jul. 16, 2020	Nov. 01, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 15, 2020
Business Acquisition [Line Items]
Net loss			$ 17,867	$ (1,262)	$ (2,134)	$ (757)	$ 2,233	$ 9,492	$ 111	$ (606)	$ (4,153)	$ 13,714	$ 11,230
SmarterChaos
Business Acquisition [Line Items]
Payments to acquire business	$ 5,800
Acquisition costs												400
Revenues												4,300
Net loss												$ 241
SmarterChaos | DMSH
Business Acquisition [Line Items]
Equity issued to acquiree (in shares)	307
Value of equity issued														$ 3,000
SmarterChaos | Brand
Business Acquisition [Line Items]
Useful life	3 years
SmarterChaos | Customer relationships
Business Acquisition [Line Items]
Useful life	5 years
UE Authority, Co.
Business Acquisition [Line Items]
Payments to acquire business		$ 56,600
UE Authority, Co. | Brand
Business Acquisition [Line Items]
Useful life		1 year
UE Authority, Co. | Customer relationships
Business Acquisition [Line Items]
Useful life		9 years
UE Authority, Co. | Technology
Business Acquisition [Line Items]
Useful life		5 years
UE Authority, Co. | Non-competition agreements
Business Acquisition [Line Items]
Useful life		3 years